TCW Strategic Income Fund, Inc.

865 South Figueroa Street

Los Angeles, California 90017

(213) 244-0000

October 10, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	TCW Strategic Income Fund, Inc. - File No. 811-04980
Definitive Proxy Statement

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing the definitive proxy statement and form of proxy in connection with the Special Meeting of Shareholders of TCW Strategic Income Fund, Inc. (the “Company”) to be held on November 28, 2012, subject to any adjournments.

This definitive proxy statement responds to the comments of the Commission’s staff examiner, Mr. Larry L. Greene, made with respect to the preliminary proxy statement and form of proxy of the Company filed as of September 26, 2012. A separate comment response letter has been filed on or about this date. Other changes were made in order to supply missing information and to make other non-material updates.

It is anticipated that the proxy materials will be sent to shareholders on or about October 15, 2012.

Please contact David. A. Hearth of the law firm Paul Hastings LLP at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ Michael E. Cahill
Michael E. Cahill

for TCW STRATEGIC INCOME FUND, INC.